EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share

	Year ended December 31, 2024
	Class A	Class B
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	(352.7)	(13.1)
Weighted average number of shares outstanding	69,619,207	25,977,316
Adjusted weighted average of shares outstanding	69,619,207	25,977,316
Basic and diluted earnings (loss) per share (in CHF)	(5.1)	(0.5)

	Year ended December 31, 2023
	Class A	Class B
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	(304.8)	(11.3)
Weighted average number of shares outstanding	69,759,702	25,977,316
Adjusted weighted average of shares outstanding	69,759,702	25,977,316
Basic and diluted earnings (loss) per share (in CHF)	(4.4)	(0.4)

	Year ended December 31, 2022
	Class A	Class B
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	77.6	2.9
Weighted average number of shares outstanding	69,759,702	25,977,316
Adjusted weighted average of shares outstanding	69,759,702	25,977,316
Basic and diluted earnings (loss) per share (in CHF)	1.1	0.1

The number of shares outstanding is shown in absolute units below, rather than time-weighted units.

	2024
	Class A	Class B
Shares distributed as of spin date	69,759,702	25,977,316
Less treasury shares	(1,000,000)	-
Shares distributed from treasury shares	99,186	-
Shares Outstanding as of December 31	68,858,888	25,977,316

Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share
The table below shows all potential ordinary shares, including those equity awards which are excluded from the calculation of the diluted earnings per share due to their anti-dilutive impact. The PSU plans shown below would not be included due to the performance condition not yet being achieved, however they are displayed below to give a holistic overview of potential dilution in the future. The table below shows absolute units, rather than the 2024 time-weighted units.

2024
PSU plans	421,608
RSU plans	399,399
SAR plans	461,244
Legacy LG RSU plans	1,402,510
Potential ordinary shares of Class A	2,684,761